S-K 1603(a)(9) Restrictions on Selling Securities	Mar. 12, 2026
SPAC Sponsor and Affiliates Information, Restrictions on Sale of SPAC Securities [Line Items]
SPAC Sponsor, Terms That Would Result in Earlier Expiration of Restrictions [Text Block]

Up to 500,000 of the founder shares held by our sponsor will be forfeited depending on the extent to which the underwriters’ over-allotment option is exercised. In addition, in order to facilitate our initial business combination or for any other reason determined by our sponsor in its sole discretion, and our initial shareholders may surrender or forfeit, transfer or exchange our founder shares, private placement units or any of our other securities, including for no consideration, as well as subject any such securities to earn-outs or other restrictions, or otherwise amend the terms of any such securities or enter into any other arrangements with respect to any such securities.

Except in certain limited circumstances, no member of the sponsor (including any holders of non-managing membership interests in our sponsor) may transfer all or any portion of its membership units in the sponsor. We may also issue Class A ordinary shares upon conversion of the founder shares at a ratio greater than one-to-one at the time of our initial business combination as a result of the anti-dilution provisions as set forth therein.

Founder Shares [Member]
SPAC Sponsor and Affiliates Information, Restrictions on Sale of SPAC Securities [Line Items]
SPAC Sponsor, Description of Expiration Dates of Restrictions [Text Block]	Earlier of six months after the date of the consummation of an initial business combination; or if the closing price of our Class A ordinary shares equals or exceeds $12.00 per share (as adjusted for share sub-divisions, share dividends, reorganizations, recapitalizations and other similar transactions) for any 20 trading days within any 30-trading day period commencing any time 75 days after the completion of our initial business combination.
SPAC Sponsor, Persons and Entities Subject to Restrictions	BHAV Partners LLC Giri Devanur Chaitanya Kumar Setti Balaji Swaminathan Piyush Sadana John Patrick O’Connell Rajan Singhal At-risk capital investors Transfers permitted to (a) (i) our sponsor’s members, (ii) our directors, officers and our sponsor, (iii) any affiliates or family members of our directors, officers, sponsor or sponsor’s members, (iv) any members or partners of our sponsor, our sponsor’s members, or their respective affiliates, or any affiliates of our sponsor, our sponsor’s members, or any employees of such affiliates, or (v) in the case of the at-risk capital investors, to any person, provided that, prior to any transfer of any founder shares by the at-risk capital investors, such person must enter into a written agreement agreeing to be bound by the terms of the subscription agreements entered into with us and the at-risk capital investors
SPAC Sponsor, Description of Exceptions to Restrictions [Text Block]	Transfers permitted to (a) (i) our sponsor’s members, (ii) our directors, officers and our sponsor, (iii) any affiliates or family members of our directors, officers, sponsor or sponsor’s members, (iv) any members or partners of our sponsor, our sponsor’s members, or their respective affiliates, or any affiliates of our sponsor, our sponsor’s members, or any employees of such affiliates, or (v) in the case of the at-risk capital investors, to any person, provided that, prior to any transfer of any founder shares by the at-risk capital investors, such person must enter into a written agreement agreeing to be bound by the terms of the subscription agreements entered into with us and the at-risk capital investors; (b) in the case of an individual, by gift to a member of the individual’s immediate family or to a trust, the beneficiary of which is a member of the individual’s immediate family, an affiliate of such person, or to a charitable organization; (c) in the case of an individual, by virtue of laws of descent and distribution upon death of the individual; (d) in the case of an individual, pursuant to a qualified domestic relations order; (e) in the case of a trust by distribution to one or more permissible beneficiaries of such trust; (f) by private sales or in connection with the consummation of a business combination at prices no greater than the price at which the securities were originally purchased; (g) to us for no value for cancellation in connection with the consummation of our initial business combination; (h) in the event of our liquidation prior to our completion of our initial business combination; (i) by virtue of the laws of the Cayman Islands, by virtue of our sponsor’s operating agreement or other constitutional, organizational or formational documents, as amended, upon dissolution of our sponsor, or by virtue of the constitutional, organization or formational documents of a subsidiary of our sponsor that holds the relevant securities, upon liquidation or dissolution of such subsidiary; or (j) in the event of our completion of a liquidation, merger, share exchange, reorganization or other similar transaction which results in all of our shareholders having the right to exchange their Class A ordinary shares for cash, securities or other property subsequent to our completion of our initial business combination.
Private Placement Warrants [Member]
SPAC Sponsor and Affiliates Information, Restrictions on Sale of SPAC Securities [Line Items]
SPAC Sponsor, Description of Expiration Dates of Restrictions [Text Block]	30 days after the completion of our initial business combination
SPAC Sponsor, Persons and Entities Subject to Restrictions	BHAV Partners LLC Giri Devanur Chaitanya Kumar Setti Balaji Swaminathan Piyush Sadana John Patrick O’Connell Rajan Singhal At-risk capital investors
SPAC Sponsor, Description of Exceptions to Restrictions [Text Block]	Same as above
Any Units [Member]
SPAC Sponsor and Affiliates Information, Restrictions on Sale of SPAC Securities [Line Items]
SPAC Sponsor, Description of Expiration Dates of Restrictions [Text Block]	180 days after the effective date of the underwriting agreement
SPAC Sponsor, Persons and Entities Subject to Restrictions	BHAV Partners LLC Giri Devanur Chaitanya Kumar Setti Balaji Swaminathan Piyush Sadana John Patrick O’Connell Rajan Singhal At-risk capital investors Maxim Group LLC
SPAC Sponsor, Description of Exceptions to Restrictions [Text Block]

Any units, rights, ordinary shares or any other securities convertible into, or exercisable or exchangeable for, any units, ordinary shares, rights or founder shares

180 days after the effective date of the underwriting agreement

BHAV Partners LLC

Giri Devanur

Chaitanya Kumar Setti

Balaji Swaminathan

Piyush Sadana

John Patrick O’Connell

Rajan Singhal

At-risk capital investors

Maxim Group LLC

Maxim in its sole discretion may release any of the securities subject to these lock-up agreements at any time without notice, other than in the case of the officers and directors, which shall be with notice. Our sponsor, officers, directors and board advisor are also subject to separate transfer restrictions on their founder shares and private placement units pursuant to the letter agreement described in the immediately preceding paragraphs; such persons may not be released from those transfer restrictions prior to our initial business combination, except to the extent described herein.